Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Subsidiaries Text Block Abstract
Schedule of companies included in scope of consolidation
Company	Country	Method of Consolidation	% voting rights
Infosat Communications LP	Canada	Fully consolidated	100
Telesat Spectrum General Partnership	Canada	Fully consolidated	100
Telesat LEO Holdings Inc.	Canada	Fully consolidated	100
Telesat Technology Corporation	Canada	Fully consolidated	100
Telesat Spectrum Corporation	Canada	Fully consolidated	100
Telesat Spectrum Holdings Corporation	Canada	Fully consolidated	100
Skynet Satellite Corporation	United States	Fully consolidated	100
Telesat Network Services, Inc.	United States	Fully consolidated	100
The SpaceConnection Inc.	United States	Fully consolidated	100
Telesat Satellite LP	United States	Fully consolidated	100
Telesat LEO Inc.	United States	Fully consolidated	100
Telesat U.S. Services, LLC	United States	Fully consolidated	100
Infosat Able Holdings, Inc.	United States	Fully consolidated	100
Telesat Brasil Capacidade de Satélites Ltda.	Brazil	Fully consolidated	100
Telesat (IOM) Limited	Isle of Man	Fully consolidated	100
Telesat International Limited	United Kingdom	Fully consolidated	100
Loral Skynet Corporation	United States	Fully consolidated	100
Loral Space & Communications Inc.	United States	Fully consolidated	100
Telesat Can ULC	Canada	Fully consolidated	100
Telesat CanHold Corporation	Canada	Fully consolidated	100
Telesat Canada	Canada	Fully consolidated	100
Telesat Partnership LP	Canada	Fully consolidated	100